Average Annual Total Returns - Hartford Municipal Income Fund	Class A Return Before Taxes Since Inception	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return Before Taxes Since Inception	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class F Return Before Taxes Since Inception		Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years
Total	3.31%	0.27%	3.11%	3.25%	0.27%	3.04%	2.97%	0.85%	2.85%	3.70%	3.14%	3.64%	4.40%	5.15%	4.29%	4.43%	[1]	5.32%	[1]	4.34%	[1]	4.05%	5.21%	3.91%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.